Non-Current Assets - Investments in Financial Assets - Summary of Details of Listed Australian Shares (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Fair value		$ 199,417
Opening fair value	$ 199,417
Listed Investments
Disclosure Of Financial Instruments [Line Items]
Fair value		199,417
Exchange on translation		(7,389)
Disposal in the financial year	(669,184)	(335,746)
Financial value gain/(loss) recognized in OCI	469,767	41,098
Opening fair value	199,417	$ 501,454
Listed Investments | Optiscan Imaging Limited
Disclosure Of Financial Instruments [Line Items]
Ownership interest		1.73%
Fair value		$ 199,417
Exchange on translation		(4,920)
Disposal in the financial year	(669,184)
Financial value gain/(loss) recognized in OCI	469,767	(133,098)
Opening fair value	$ 199,417	337,435
Listed Investments | Antisense Therapeutics Ltd
Disclosure Of Financial Instruments [Line Items]
Exchange on translation		(2,469)
Disposal in the financial year		(335,746)
Financial value gain/(loss) recognized in OCI		174,196
Opening fair value		$ 164,019